CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Losses [Member]	Retained Earnings (Accumulated losses) [Member]	Noncontrolling Interests [Member]
BEGINNING BALANCE at Dec. 31, 2014	$ 5,041,670	$ 16,337	$ (33,167)	$ 3,092,943	$ (17,149)	$ 1,227,177	$ 755,529
BEGINNING BALANCE (in shares) at Dec. 31, 2014		1,633,701,920	(17,684,386)
Net income (loss) for the year	(60,808)	$ 0	$ 0	0	0	105,747	(166,555)
Foreign currency translation adjustment	(9,376)	0	0	0	(4,767)	0	(4,609)
Change in fair value of interest rate swap agreements	(42)	0	0	0	(18)	0	(24)
Unrealized loss on investment securities	0
Share-based compensation	20,850	$ 0	$ 0	18,640	0	0	2,210
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)		0	466,203
Transfer of shares purchased under trust arrangement for restricted shares vested	0	$ 0	$ 3,732	(3,732)	0	0	0
Retirement of shares (in shares)		(3,717,816)	3,717,816
Retirement of shares	0	$ (37)	$ 29,154	(29,117)	0	0	0
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		940,419	(940,419)
Shares issued for future vesting of restricted shares and exercise of share options	0	$ 9	$ (9)	0	0	0	0
Issuance of shares for restricted shares vested (in shares)		0	136,809
Issuance of shares for restricted shares vested	0	$ 0	$ 1	(1)	0	0	0
Exercise of share options (in shares)		0	1,368,747
Exercise of share options	2,415	$ 0	$ 14	2,401	0	0	0
Transfer of property and equipment between subsidiaries	0	0	0	3,433	0	0	(3,433)
Changes in shareholdings of the Philippine subsidiaries	0	0	0	(9,108)	0	0	9,108
Dividend declared	(62,850)	0	0	0	0	(62,850)	0
ENDING BALANCE at Dec. 31, 2015	4,931,859	$ 16,309	$ (275)	3,075,459	(21,934)	1,270,074	592,226
ENDING BALANCE (in shares) at Dec. 31, 2015		1,630,924,523	(12,935,230)
Net income (loss) for the year	66,918	$ 0	$ 0	0	0	175,906	(108,988)
Foreign currency translation adjustment	(5,803)	0	0	0	(2,871)	0	(2,932)
Change in fair value of interest rate swap agreements	61	0	0	0	37	0	24
Unrealized loss on investment securities	0
Share-based compensation	18,479	$ 0	$ 0	17,900	0	0	579
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)		0	18,213
Transfer of shares purchased under trust arrangement for restricted shares vested	0	$ 0	$ 146	(146)	0	0	0
Retirement of repurchased shares (in shares)		(155,000,000)	0
Retirement of repurchased shares	(803,171)	$ (1,550)	$ 0	(203,496)	0	(598,125)	0
Issuance of shares for restricted shares vested (in shares)		0	303,318
Issuance of shares for restricted shares vested	0	$ 0	$ 3	(3)	0	0	0
Exercise of share options (in shares)		0	1,789,929
Exercise of share options	3,254	$ 0	$ 18	3,236	0	0	0
Transfer of property and equipment between subsidiaries	0	0	0	55	0	0	(55)
Changes in shareholdings of the Philippine subsidiaries	(2,614)	0	0	(1,304)	0	0	(1,310)
Dividend declared	(385,569)	0	0	(108,639)	0	(276,930)	0
ENDING BALANCE at Dec. 31, 2016	3,823,414	$ 14,759	$ (108)	2,783,062	(24,768)	570,925	479,544
ENDING BALANCE (in shares) at Dec. 31, 2016		1,475,924,523	(10,823,770)
Net income (loss) for the year	315,293	$ 0	$ 0	0	0	347,002	(31,709)
Foreign currency translation adjustment	(746)	0	0	0	(692)	0	(54)
Change in fair value of interest rate swap agreements	0
Unrealized loss on investment securities	(1,150)	0	0	0	(1,150)	0	0
Share-based compensation	17,305	$ 0	$ 0	17,164	0	0	141
Shares issued (in shares)		165,303,543	0
Shares issued	1,163,186	$ 1,653	$ 0	1,161,533	0	0	0
Retirement of repurchased shares (in shares)		(165,303,544)	0
Retirement of repurchased shares	(1,163,186)	$ (1,653)	$ 0	(204,533)	0	(957,000)	0
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		2,504,721	(2,504,721)
Shares issued for future vesting of restricted shares and exercise of share options	0	$ 25	$ (25)	0	0	0	0
Issuance of shares for restricted shares vested (in shares)		0	950,320
Issuance of shares for restricted shares vested	0	$ 0	$ 9	(9)	0	0	0
Exercise of share options (in shares)		0	3,363,159
Exercise of share options	2,656	$ 0	$ 34	2,622	0	0	0
Changes in shareholdings of the Philippine subsidiaries	172	0	0	29	0	0	143
Dividend declared	(821,328)	0	0	(88,063)	0	(733,265)	0
ENDING BALANCE at Dec. 31, 2017	$ 3,335,616	$ 14,784	$ (90)	$ 3,671,805	$ (26,610)	$ (772,338)	$ 448,065
ENDING BALANCE (in shares) at Dec. 31, 2017		1,478,429,243	(9,015,012)